Condensed consolidated statement of changes in equity (unaudited) (Parenthetical) £ in Millions, shares in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2024 GBP (£) redemption issuance £ / shares shares	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2023 GBP (£) redemption issuance shareBuyback shares
Repurchase of treasury shares (in shares) | shares		389		837
Repurchase of shares		£ (782)	£ (754)
Number of share buybacks | shareBuyback				2
Equity		71,833	71,864	£ 71,864
Capital redemption reserve
Repurchase of shares		97		209
Issued capital
Repurchase of shares		(97)		(209)
Other equity instruments
Equity	[1]	12,959	£ 13,259	£ 13,259
Maximum
Payments to acquire or redeem entity's shares		£ 1,000
Ordinary shares
Number of shares issued (in shares) | shares		14,826	15,155	15,155
Par value per share (in GBP per share) | £ / shares		£ 0.25
Payments to acquire or redeem entity's shares				£ 1,250
Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities | Other equity instruments
Equity		£ 12,959	£ 13,259	£ 13,259
Number of convertible instruments issued | issuance		1		3
Issue of convertible instruments		£ 1,245		£ 3,140
Issuance costs of convertible instruments		£ 5		£ 10
Number of convertible instruments redeemed | redemption		1		2
Notional amount		£ 1,509	£ 3,170	£ 3,170
Issuance costs of convertible instruments redeemed		£ 6

[1]	Other equity instruments of £12,959m (December 2023: £13,259m) comprise AT1 securities issued by Barclays PLC. There was one issuance in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities for £1,245m (net of £5m issuance costs) and one redemption of £1,509m (net of £6m issuance costs, transferred to retained earnings on redemption) for the period ended 30th June 2024. During the period ended 31 December 2023, there were three issuances in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities, for £3,140m, which includes issuance costs of £10m and two redemptions totalling £3,170m.